Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit, exercise of options	$ 155	$ 319	$ 319
Senior subordinated convertible notes, interest rate	3.50%	3.50%	3.50%
Total Penske Automotive Group Stockholders' Equity
Tax benefit, exercise of options	155	319	319
Senior subordinated convertible notes, interest rate		3.50%
Additional Paid-in Capital
Tax benefit, exercise of options	$ 155	$ 319	$ 319
Senior subordinated convertible notes, interest rate		3.50%